SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

Pre-Effective Amendment No.

Post-Effective Amendment No.   1 (File No. 333-32344)             [X]

AXP STOCK FUND, INC.
IDS Tower 10
Minneapolis, MN  55440-0010

Leslie L. Ogg
901 S. Marquette Avenue, Suite 2810
Minneapolis, MN  55402-3268
(612) 330-9283

It  is proposed that this filing will become effective (check appropriate box)
     [X] immediately  upon filing  pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date)  pursuant to paragraph  (a)(1)
     [ ] 75 days after filing pursuant to paragraph  (a)(2)
     [ ] on (date) pursuant to paragraph  (a)(2) of rule 485.

If appropriate, check the following box:
    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-32344 filed on or about April 17, 2000.

Part B is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-32344 filed on or about April 17, 2000.

PART C. OTHER INFORMATION

Item 15. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16. Exhibits

(1) Articles of Incorporation, as amended October 17, 1988, filed electronically as Exhibit 1 to Registrant's Post-Effective Amendment No. 78 to Registration Statement No. 2-11358, are incorporated by reference.

(2) By-laws, as amended January 10, 1996, filed electronically as Exhibit 2 to Registrant's Post-Effective Amendment No. 95 to Registration Statement No. 2-11358, are incorporated by reference.

(3)      Voting Trust Agreement: Not Applicable.

(4) Form of Agreement and Plan of Reorganization, dated March 10, 2000, filed electronically as Exhibit 1 to Part A of Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-32344, filed on or about April 17, 2000, is incorporated by reference.

(5) Stock certificate, filed as Exhibit 1 to Registrant's Form N-1Q for the calendar quarter ended December 31, 1976, is incorporated by reference.

(6) Investment Management Services Agreement dated July 1, 1999 between Growth and Income Trust and American Express Financial Corporation was filed electronically as Exhibit (d) to Growth and Income Trust Post-Effective Amendment No. 6 to Registration Statement No. 811-7393 on or about Nov. 29, 1999.

(7) Distribution Agreement, dated July 8, 1999, between AXP Utilities Income Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (e) to AXP Utilities Income Fund, Inc. Post-Effective Amendment No. 22, to Registration Statement File No. 33-20872 filed on or about August 27, 1999. Registrant's Distribution Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(8) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(9)(a) Custodian Agreement between Registrant and American Express Trust Company, dated March 20, 1995, filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 92 to Registration Statement No. 2-11358, is incorporated by reference.

(9)(b) Addendum to the Custodian Agreement among IDS Stock Fund, Inc., American Express Trust Company and American Express Financial Corporation dated May 13, 1996, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 95 to Registration Statement No. 2 -11358, is incorporated by reference.

(9)(c) Custodian Agreement, dated May 13, 1999, between American Express Trust Company and The Bank of New York is incorporated by reference to Exhibit (g)(3) to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement File No. 2-93745 filed on or about May 24, 1999.

(9)(d) Custodian Agreement Amendment between IDS International Fund, Inc. and American Express Trust Company, dated October 9, 1997, filed electronically on or about December 23, 1997 as Exhibit 8(c) to IDS
         International Fund, Inc.'s Post-Effective Amendment No. 26 to Registration Statement No. 2-92309, is incorporated by reference. Registrant's Custodian Agreement Amendment differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(10)(a) Plan and Agreement of Distribution dated July 1, 1999 between AXP Discovery Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m) to AXP Discovery Fund, Inc. Post-Effective Amendment No. 36 to Registration Statement File No.
         2-72174 filed on or about July 30, 1999. Registrant's Plan and Agreement of Distribution differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(10)(b) Rule 18f-3 Plan, dated April 1999, is incorporated by reference to Exhibit (o) to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement File No. 2-93745 filed on or about May 24, 1999.

(11) Opinion and consent of counsel as to the legality of the securities being registered is incorporated by reference to Exhibit (11) to Registration Statement No. 333-32344 filed on or about March 13, 2000.

(12)     Tax Opinion is filed electronically herewith.

(13)(a) Administrative Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(e) to Registrant's Post-Effective Amendment No. 92 to Registration Statement No. 2-11358, is incorporated by reference.

(13)(b) Agreement and Declaration of Unitholders between IDS Stock Fund, Inc. and Strategist Growth and Income Fund, Inc. dated May 13, 1996, filed electronically as Exhibit 9(f) to Registrant's Post-Effective Amendment No. 95 to Registration Statement No. 2 -11358, is incorporated by reference.

(13)(c) License Agreement, dated Jan. 25, 1988, between Registrant and IDS Financial Corporation, filed electronically as Exhibit 9(c) to Post-Effective Amendment No. 83 to Registration Statement No. 2-11358, is incorporated by reference.

(13)(d) License Agreement, dated June 17, 1999, between Registrant and American Express Company is incorporated by reference to Exhibit (h)(4) to Registrant's Post-Effective Amendment No. 98 filed on or about September 23, 1999.

(13)(e) Plan and Agreement of Merger, dated April 10, 1986, filed electronically as Exhibit 9(a) to Registrant's Post-Effective Amendment No. 70 to Registration Statement No. 2-11358, is incorporated by reference.

(13)(f) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997, filed electronically on or about May 27, 1997 as Exhibit 9(e) to IDS Precious Metals Fund, Inc.'s Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(13)(g) Transfer Agency Agreement between Registrant and American Express Client Service Corporation, dated Feb. 1, 1999, is incorporated by reference to Exhibit (h)(7) to Registrant's Post-Effective Amendment No. 98 filed on or about September 23, 1999.

(14)     Independent  Auditors' Consent is incorporated by reference to Exhibit
         (14) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-32344 filed on or about April 17, 2000.

(15)     Omitted Financial Statements: Not Applicable.

(16)(a) Directors' Power of Attorney to sign Amendments to this Registration Statement dated January 13, 2000, is incorporated by reference to Exhibit (16)(a) to Registration Statement No. 333-32344 filed on or about March 13, 2000.

(16)(b) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated January 13, 2000, is incorporated by reference to Exhibit (16)(b) to Registration Statement No. 333-32344 filed on or about March 13, 2000.

(16)(c) Trustees' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 13, 2000, is incorporated by reference to Exhibit (16)(c) to Registration Statement No. 333-32344 filed on or about March 13, 2000.

(16)(d) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated January 13, 2000, is incorporated by reference to Exhibit (16)(d) to Registration Statement No. 333-32344 filed on or about March 13, 2000.

(17)(a) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(17)(b) Code of Ethics adopted under Rule 17j-1 for Registrant's investment advisor and principal underwriter filed electronically on or about March 30, 2000 as Exhibit (p)(2) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

Item 17. Undertakings

         None.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, AXP Stock Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to the Registraion Statement under Rule 485(b) under the Securities
Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 31st day of July, 2000.

AXP STOCK FUND, INC.


By       /s/ Arne H. Carlson**
         Arne H. Carlson

By  /s/  John M. Knight
         John M. Knight, Treasurer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 31st day of July, 2000.

Signature                                            Capacity


    ________________________                         Director
     Peter J. Anderson

/s/  H. Brewster Atwater, Jr.*                       Director
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson*                                Chairman of the Board
     Arne H. Carlson

/s/  Lynne V. Cheney*                                Director
     Lynne V. Cheney

/s/  David R. Hubers*                                Director
     David R. Hubers

/s/  Heinz F. Hutter*                                Director
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
     Anne P. Jones

/s/  William R. Pearce*                              Director
     William R. Pearce

/s/  Alan K. Simpson*                                Director
     Alan K. Simpson

/s/  John R. Thomas*                                 Director
     John R. Thomas

/s/  C. Angus Wurtele*                               Director
     C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney, dated January 13, 2000, filed electronically as Exhibit (16)(a) to Registration Statement No. 333-32344, by:


/s/ Leslie L. Ogg
    Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney, dated January 13, 2000, filed electronically as Exhibit (16)(b) to Registration Statement No. 333-32344, by:


/s/ Leslie L. Ogg
    Leslie L. Ogg

                                   SIGNATURES

As required by the Securities Act of 1933, GROWTH AND INCOME TRUST consents to the filing of this Amendment to the Registration Statement signed on behalf of the Registrant, in the City of Minneapolis and State of Minnesota on the 31st day of July, 2000.

                                            GROWTH AND INCOME TRUST


                                            By   /s/ Arne H. Carlson****
                                                     Arne H. Carlson

                                            By  /s/  John M. Knight
                                                     John M. Knight, Treasurer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 31st day of July, 2000.

Signatures                                           Capacity


    ________________________                         Trustee
     Peter J. Anderson

/s/  H. Brewster Atwater, Jr.***                     Trustee
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson***                              Chairman of the Board
     Arne H. Carlson

/s/  Lynne V. Cheney***                              Trustee
     Lynne V. Cheney

/s/  David R. Hubers***                              Trustee
     David R. Hubers

/s/  Heinz F. Hutter***                              Trustee
     Heinz F. Hutter

/s/  Anne P. Jones***                                Trustee
     Anne P. Jones

/s/  William R. Pearce***                            Trustee
     William R. Pearce

/s/  Alan K. Simpson***                              Trustee
     Alan K. Simpson

/s/  John R. Thomas***                               Trustee
     John R. Thomas

/s/  C. Angus Wurtele***                             Trustee
     C. Angus Wurtele

*** Signed pursuant to Trustees' Power of Attorney dated January 13, 2000, filed electronically as Exhibit (16)(c) to Registration Statement No. 333-32344, by:



/s/ Leslie L. Ogg
    Leslie L. Ogg

**** Signed pursuant to Officers' Power of Attorney dated January 13, 2000, filed electronically as Exhibit (16)(d) to Registration Statement No. 333-32344, by:


/s/ Leslie L. Ogg
    Leslie L. Ogg

CONTENTS OF THIS AMENDMENT TO THE REGISTRATION STATEMENT


This Amendment to the Registration Statement comprises the following papers and documents:

The facing sheet.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

Part C.

         Other Information.

         Exhibits.

         Undertakings.

The Signatures.